Securities - Summary of Amortized Cost and Fair Values of Securities Available-for-sale (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	$ 591,806	$ 620,594	$ 773,439
Available-for-sale Securities, Gross Unrealized Gains	2,147	1,156	1,077
Available-for-sale Securities, Gross Unrealized Losses	(9,269)	(13,190)	(6,784)
Available-for-sale Securities, Fair Value	584,684	608,560	767,732
U.S. Treasury Notes
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	14,998	14,995	30,580
Available-for-sale Securities, Gross Unrealized Gains		4
Available-for-sale Securities, Gross Unrealized Losses	(73)	(79)	(235)
Available-for-sale Securities, Fair Value	14,925	14,920	30,345
U.S. Government Agencies
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	54,231	60,180	84,368
Available-for-sale Securities, Gross Unrealized Gains			9
Available-for-sale Securities, Gross Unrealized Losses	(1,012)	(1,323)	(764)
Available-for-sale Securities, Fair Value	53,219	58,857	83,613
Obligations of States, Municipalities, and Political Subdivisions
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	32,619	16,271	20,687
Available-for-sale Securities, Gross Unrealized Gains	129	60	151
Available-for-sale Securities, Gross Unrealized Losses	(213)	(272)	(86)
Available-for-sale Securities, Fair Value	32,535	16,059	20,752
Agency, Residential Mortgage-Backed Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	329,782	376,800	593,391
Available-for-sale Securities, Gross Unrealized Gains	7		184
Available-for-sale Securities, Gross Unrealized Losses	(5,749)	(8,640)	(5,241)
Available-for-sale Securities, Fair Value	324,040	368,160	588,334
Non-Agency, Residential Mortgage-Backed Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	25,429	20,107
Available-for-sale Securities, Gross Unrealized Gains	87
Available-for-sale Securities, Gross Unrealized Losses	(46)	(174)
Available-for-sale Securities, Fair Value	25,470	19,933
Agency, Commercial Mortgage-Backed Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	72,190	78,954	31,514
Available-for-sale Securities, Gross Unrealized Gains	44
Available-for-sale Securities, Gross Unrealized Losses	(1,477)	(1,551)	(323)
Available-for-sale Securities, Fair Value	70,757	77,403	31,191
Non-Agency, Commercial Mortgage-Backed Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	31,838	32,061
Available-for-sale Securities, Gross Unrealized Losses	(581)	(1,009)
Available-for-sale Securities, Fair Value	31,257	31,052
Corporate Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	27,093	17,065	7,801
Available-for-sale Securities, Gross Unrealized Gains	493	350
Available-for-sale Securities, Gross Unrealized Losses	(62)	(86)	(105)
Available-for-sale Securities, Fair Value	27,524	17,329	7,696
Other Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	3,626	4,161	5,098
Available-for-sale Securities, Gross Unrealized Gains	1,387	742	733
Available-for-sale Securities, Gross Unrealized Losses	(56)	(56)	(30)
Available-for-sale Securities, Fair Value	$ 4,957	$ 4,847	$ 5,801